UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2005.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     April 15, 2005



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       71
Form 13F Information Table Value Total:	      342,923,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      15,094     5,285   Sole   None
Fortune Brands                  349631101      13,525   167,743   Sole   None
Walgreen Company                931422109      12,966   291,894   Sole   None
Johnson & Johnson               478160104      12,888   191,904   Sole   None
ConocoPhillips                  20825C104      12,238   113,479   Sole   None
PepsiCo, Inc.                   713448108      11,846   223,382   Sole   None
Intuit                          461202103      11,482   262,324   Sole   None
Yum Brands Inc.                 895953107      11,166   215,510   Sole   None
Pfizer, Inc                     717081103      10,493   399,423   Sole   None
American Standard               029712106      10,022   215,619   Sole   None
Triad Hospitals                 89579K109       9,943   198,472   Sole   None
Home Depot                      437076102       9,644   252,207   Sole   None
Ace Ltd.                        004644100       9,413   228,088   Sole   None
Cendant                         151313103       9,367   456,044   Sole   None
United Technologies             913017109       9,245    90,939   Sole   None
Patina Oil & Gas Corp.          703224105       9,041   226,013   Sole   None
Alliant Techsystems Inc.        018804104       8,498   118,940   Sole   None
Medtronic Inc.                  585055106       8,362   164,127   Sole   None
Devon Energy Corp               25179M103       8,051   168,602   Sole   None
Health Mgmt Assoc               421933102       7,927   302,789   Sole   None
Microsoft Corp.                 594918104       7,624   315,434   Sole   None
First Data                      319963104       7,424   188,854   Sole   None
General Electric                369604103       7,046   195,398   Sole   None
Total SA ADR                    89151E109       6,669    56,888   Sole   None
Estee Lauder Company            518439104       6,560   145,850   Sole   None
AutoZone			053332102	6,493	 75,759   Sole   None
Comcast Corp.           A       200300200       6,472   193,543   Sole   None
Alberto Culver Co.              013068101       6,348   132,642   Sole   None
Idexx Laboratories, Inc.	45168D104 	6,261	115,595	  Sole   None
GTECH Holdings Corp             400518106       5,946   252,681   Sole   None
Sysco Corporation               871829107       5,880   164,249   Sole   None
Wells Fargo & Co.               949746101       5,750    96,152   Sole   None
BP plc				055622104 	5,696	 91,280   Sole   None
Costco Wholesale Corp.          22160K105       5,355   121,206   Sole   None
Fair Isaac Inc.                 303250104       5,149   149,496   Sole   None
Symantec Corp.                  871503108       4,772   223,737   Sole   None
Berkshire Hathaway      A       084670108       2,958        34   Sole   None
Coach Inc.                      189754104       2,579    45,549   Sole   None
Energizer Holdings Inc.         29266R108       1,637    27,378   Sole   None
Ball Corp                       058498106       1,526    36,797   Sole   None
Patterson Companies	        703412106       1,391    27,855   Sole   None
Apache Corp			037411105	1,330	 21,714   Sole   None
RenaissanceRe Hldg.             G7496G103       1,328    28,439   Sole   None
Pepsi Bottling Group            713409100       1,260    45,251   Sole   None
Donaldson Inc.			257651109	1,146	 35,487	  Sole	 None
Advance Auto Parts              00751Y106       1,105    21,910   Sole   None
Carbo Ceramics			140781105	1,091    15,546   Sole   None
Sunrise Assisted Living         86768K106       1,000    20,580   Sole   None
Helen of Troy Ltd.              G4388N106         989    36,135   Sole   None
Meritage Corp.                  59001A102         985    16,710   Sole   None
Willis Group Holding		G96655108	  968	 26,255   Sole   None
Doral Financial Corp.           25811P100         885    40,420   Sole   None
Trex Co. Inc.			89531P105	  832	 18,735   Sole   None
Biomet, Inc                     090613100         788    21,716   Sole   None
Thor Industries Inc.            885160101         771    25,787   Sole   None
Varian Medical Systems Inc.     92220P105         760    22,165   Sole   None
Encore Acquisition Co.          29255W100         693    16,771   Sole   None
Mine Safety Appliances Co.	602720104	  656	 16,942   Sole   None
Pulte Homes Inc.                745867101         559     7,596   Sole   None
Cognizant Tech Solutions Crp.	192446102	  553  	 11,968   Sole   None
SFBC Intl			784121105	  528	 14,984   Sole   None
Dollar Tree Stores Inc.         256747106         520    18,106   Sole   None
Ceradyne, Inc.			156710105	  491	 21,950   Sole   None
Mohawk Industries               608190104         482     5,717   Sole   None
American Healthways             02649V104         477    14,452   Sole   None
Bio-Reference Lab Inc.          09057G602         420    30,179   Sole   None
Panera Bread Company            69840W108         413     7,302   Sole   None
Best Buy Inc.			086516101	  389	  7,205   Sole	 None
Gilead Sciences                 375558103         387    10,801   Sole   None
Zebra Technologies Corp.	989207105	  368     7,757   Sole   None
MBST                            59500X108           0    13,506   Sole   None

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